Accounts and Transactions with Related Parties - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Petroleos delta, S. A. [member] | Purchase of jet fuel [member]
Disclosure of transactions between related parties [line items]
Related party	$ 0	$ 190,628	$ 102,702
ASSA compania de seguros, S. A. [member] | Insurance [member]
Disclosure of transactions between related parties [line items]
Related party	10,157	9,713	7,147
Desarrollo inmobiliario del este, S. A. [member] | Property leasing [member]
Disclosure of transactions between related parties [line items]
Related party	2,989	3,384	3,301
Profuturo Administradora de fondos de Pension y cesantia [member] | Payments [member]
Disclosure of transactions between related parties [line items]
Related party	3,911	2,565	2,839
Panama air cargo terminal [member] | Handling [member]
Disclosure of transactions between related parties [line items]
Related party	4,116	3,193	2,037
Motta International [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	812	108	550
Galindo, arias and lopez [member] | Legal services [member]
Disclosure of transactions between related parties [line items]
Related party	530	170	236
GBM International, Inc. [member] | Technological support [member]
Disclosure of transactions between related parties [line items]
Related party	50	102	146
Global Brands Panama, S. A. [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	60	31	31
Televisora Nacional, S.A. [member] | Communications [member]
Disclosure of transactions between related parties [line items]
Related party	0	0	13
Banco general, S. A. [member] | Interest income [member]
Disclosure of transactions between related parties [line items]
Related party	$ (829)	$ (1,546)	$ (2,657)